Unaudited Quarterly Consolidated Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Consolidated Financial Data

The following table presents our unaudited quarterly consolidated financial data (in thousands):

	Three months ended
	April 2, 2011	July 2, 2011	October 1, 2011	December 31, 2011
Net sales	$249,711	$277,786	$263,118	$284,155
Gross profit	156,555	166,696	155,655	177,726
Operating income (loss)	11,919	7,243	8,889	(120,316)
Net loss	(20,924)	(18,960)	(25,706)	(147,997)
Net loss attributable to DJOFL	(21,239)	(19,255)	(25,764)	(148,211)

	Three months ended
	April 3, 2010	July 3, 2010	October 2, 2010	December 31, 2010
Net sales	$240,076	$242,527	$233,559	$249,811
Gross profit	152,722	157,962	149,412	160,607
Operating income	17,571	15,969	21,445	32,895
Net (loss) income	(33,336)	564	(7,531)	(11,372)
Net (loss) income attributable to DJOFL	(33,658)	243	(7,715)	(11,402)